Operating Leases (Details) - Schedule of supplemental balance sheet information related to leases - Operating Lease [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Operating lease right-of-use assets	$ 2,796	$ 3,215
Current lease liabilities	440	455
Non-current lease liabilities	2,948	3,139
Total lease liabilities	$ 3,388	$ 3,594
Weighted Average Remaining Lease Term
Operating leases	7 years 6 months	8 years 146 days
Weighted Average Discount Rate
Operating leases	7.30%	7.30%